Related Party Transactions - Transactions and balances with OneLNG and Subsidiaries (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Total operating revenues	$ 248,665	$ 85,950
Due from (to) related party	16,839		$ 14,004
OneLNG
Related Party Transaction [Line Items]
Due from (to) related party	8,169		7,898
OneLNG | Management and administrative services revenue
Related Party Transaction [Line Items]
Total operating revenues	1,399	$ 3,797
OneLNG | Trading Balances Due from OneLNG
Related Party Transaction [Line Items]
Due from (to) related party	8,169		$ 7,898
Impairment of related party transaction	$ 12,700